UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         31 March 2012
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       J.Safra Asset Management (Europe) Ltd
          --------------------------------------------------------------
Address:    47 Berkeley Square
          --------------------------------------------------------------
            London W1J 5AU
          --------------------------------------------------------------
            United Kindom
          --------------------------------------------------------------

Form 13F File Number:   	028-14611
                            --------------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Mr. Paul Ellis
                  ----------------------------------------------------------
          Title:    Compliance Officer
                  ----------------------------------------------------------
          Phone:    44 207 514 1016
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Paul Ellis       	 London, UK    			03 May 2012
      ---------------------     ---------------------    -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name


                                 -------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              none
                                             ----------------------------

Form 13F Information Table Entry Total:         90
                                             ----------------------------

Form 13F Information Table Value Total:	    $ 52,681

                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE.


FORM 13F

12-31-2012

                                                   FORM 13F INFORMATION TABLE

NAME OF ISSUER                                  TITLE                VALUE    SHARES/  SH/  PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                               OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL DSCRETN MANAGERS  SOLE  SHARED NONE
  ------------------------------              ----------  --------- -------- --------  ---  ---- ------- -------- ------ ------ ----

AIRCASTLE LTD                                Equity                     368     30,030            Sole                     0      0
JSAMEL                               0        0
AMERCO                                       Equity        23586100      24        226            Sole                     0	  0
JSAMEL                     24        0        0
AMERCO CFD                                   CFD	   23586100      -9 	 2,902        	  Sole                     0      0
JSAMEL            -         9        0        0
AMEREN CORPORATION                           Equity        23608102     576     17,679            Sole                     0      0
JSAMEL                    576        0        0
AMERICAN GREETINGS CORP-CL A                 Equity        26375105     402     26,217            Sole                     0      0
JSAMEL                    402        0        0
AMERICAN WATER WORKS CO INC                  Equity        30420103     455     13,375            Sole                     0      0
JSAMEL                    455        0        0
AMERICA'S CAR-MART INC                       Equity        03062T105    418      9,514            Sole                     0      0
JSAMEL                    418        0        0
AOL INC                                      Equity        00184X105    357     18,828            Sole                     0      0
JSAMEL                    357        0        0
APPLE INC                                    Equity        37833100     505        842            Sole                     0      0
JSAMEL                    505        0        0
ASHLAND INC                                  Equity        44209104     350      5,740            Sole                     0      0
JSAMEL                    350        0        0
ASSURANT INC                                 Equity        04621X108    477      1,779            Sole                     0      0
JSAMEL                    477        0        0
AVISTA CORP CFD                              CFD	   05379B107      8     13,985            Sole                     0      0
JSAMEL                      8        0        0
B&G FOODS INC                                Equity        05508R106    466     20,697            Sole                     0      0
JSAMEL                    466        0        0
BOYD GAMING CORP                             Equity        103304101    340     43,408            Sole                     0      0
JSAMEL                    340        0        0
CACI INTERNATIONAL INC -CL A                 Equity        127190304    7,962      496		  Sole                     0      0
JSAMEL				     0
CAMERON INTERNATIONAL CORP                   Equity        13342B105    597     11,300            Sole                     0      0
JSAMEL                    597        0        0
CBIZ INC                                     Equity        124805102    390     61,675            Sole                     0      0
JSAMEL                    390        0        0
CELGENE CORP                                 Equity        151020104    549      7,085            Sole                     0      0
JSAMEL                    549        0        0
CF INDUSTRIES HOLDINGS INC                   Equity        125269100    401      2,198            Sole                     0      0
JSAMEL                    401        0        0
CNO FINANCIAL GROUP INC                      Equity        1.26E+107    335     43,089            Sole                     0      0
JSAMEL                    335        0        0
CREDIT ACCEPTANCE CORP                       Equity        225310101    399      3,953            Sole                     0      0
JSAMEL                    399        0        0
DILLARDS INC-CL A                            Equity        254067101    335      5,322            Sole                     0      0
JSAMEL                    335        0        0
DISCOVER FINANCIAL SERVICES                  Equity        254709108    418      2,552            Sole                     0      0
JSAMEL                    418        0        0
DOMTAR CORP                                  Equity        257559203    388      4,064            Sole                     0      0
JSAMEL                    388        0        0
DXP ENTERPRISES INC                          Equity        233377407    377      8,670            Sole                     0      0
JSAMEL                    377        0        0
EASTMAN CHEMICAL CO                          Equity        277432100  1,680     32,500            Sole                     0      0
JSAMEL                  1,680        0        0
ENERGY XXI BERMUDA                           Equity                     345      9,551            Sole                     0      0
JSAMEL                    345        0        0
EXELIS INC CFD                               CFD	   30162A108     -6     20,336            Sole                     0      0
JSAMEL            -         6        0        0
FINANCIAL SELECT SECTOR SPDR                 ETF           81369Y605  1,580    100,000            Sole                     0      0
JSAMEL                  1,580        0        0
FTI CONSULTING INC                           Equity        302941109    447     11,913            Sole                     0      0
JSAMEL                    447        0        0
GAMESTOP CORP-CLASS A                        Equity        36467W109    440     20,163            Sole                     0      0
JSAMEL                    440        0        0
GARMIN LTD CFD                               CFD	                 -2      8,100            Sole                     0      0
JSAMEL            -         2        0        0
GENERAC HOLDINGS INC                         Equity        368736104    328     13,365            Sole                     0      0
JSAMEL                    328        0        0
GERBER SCIENTIFIC (Cntgy pymt)               Equity        37373ESC5      0     38,600            Sole                     0      0
JSAMEL                      -        0        0
GOODRICH CORP                                Equity        382388106  4,533     36,134            Sole                     0      0
JSAMEL                  4,533        0        0
GOOGLE INC-CL A                              Equity        38259P508    769      1,200            Sole                     0      0
JSAMEL                    769        0        0
HELIX ENERGY SOLUTIONS GROUP                 Equity        42330P107    299     16,778            Sole                     0      0
JSAMEL                    299        0        0
HI-TECH PHARMACAL CO INC                     Equity        42840B101    379     10,545            Sole                     0      0
JSAMEL                    379        0        0
JONES GROUP INC/THE                          Equity        48020T101    394     31,365            Sole                     0      0
JSAMEL                    394        0        0
JOY GLOBAL INC                               Equity        481165108    783     10,650            Sole                     0      0
JSAMEL                    783        0        0
LOOPNET INC                                  Equity        543524300    640     34,100            Sole                     0      0
JSAMEL                    640        0        0
LORILLARD INC                                Equity        544147101    518      4,002            Sole                     0      0
JSAMEL                    518        0        0
LSB INDUSTRIES INC                           Equity        502160104     52      1,328            Sole                     0      0
JSAMEL                     52        0        0
LSB INDUSTRIES INC CFD                       CFD	   502160104      1      6,436            Sole                     0      0
JSAMEL                      1        0        0
YONDELLBASELL INDU-CL A                     Equity                      348      7,968            Sole                     0      0
JSAMEL                    348        0        0
MANHATTAN ASSOCIATES INC                     Equity        562750109    515     10,837            Sole                     0      0
JSAMEL                    515        0        0
MEDCO HEALTH SOLUTIONS INC                   Equity        58405U102  4,773     67,900            Sole                     0      0
JSAMEL                  4,773        0        0
MICRON TECHNOLOGY INC                        Equity        595112103    526     65,000            Sole                     0      0
JSAMEL                    526        0        0
MONSTER BEVERAGE CORP                        Equity        611740101    408      6,575            Sole                     0      0
JSAMEL                    408        0        0
MOTOROLA MOBILITY HOLDINGS I                 Equity        620097105  8,601     19,201            Sole                     0      0
JSAMEL                  8,601        0        0
MYRIAD GENETICS INC                          Equity        62855J104    476     20,139            Sole                     0      0
JSAMEL                    476        0        0
NELNET INC-CL A                              Equity        64031N108    419     16,170            Sole                     0      0
JSAMEL                    419        0        0
NETEASE.COM INC-ADR                          Dep Receipt   64110W102    450      7,739            Sole                     0      0
JSAMEL                    450        0        0
NEUSTAR INC-CLASS A CFD                      CFD	   64126X201      1     10,117            Sole                     0      0
JSAMEL                      1        0        0
NRG ENERGY INC                               Equity        629377508    449     28,627            Sole                     0      0
JSAMEL                    449        0        0
OIL STATES INTERNATIONAL INC                 Equity        678026105    340      4,361            Sole                     0      0
JSAMEL                    340        0        0
PARKER DRILLING CO                           Equity        701081101    295     49,421            Sole                     0      0
JSAMEL                    295        0        0
PDL BIOPHARMA INC                            Equity        69329Y104    511     80,346            Sole                     0      0
JSAMEL                    511        0        0
POLARIS INDUSTRIES INC CFD                   CFD	   731068102     -1      4,323            Sole                     0      0
JSAMEL            -         1        0        0
POTASH CORP OF SASKATCHEWAN                  Equity        73755L107    704     15,400            Sole                     0      0
JSAMEL                    704        0        0
PREMIERE GLOBAL SERVICES INC                 Equity        740585104    353     39,101            Sole                     0      0
JSAMEL                    353        0        0
PRESTIGE BRANDS HOLDINGS INC CFD             CFD	   74112D101     63      6,764            Sole                     0      0
JSAMEL                     63        0        0
PROGRESS ENERGY INC CFD                      CFD	   743263105    -13     51,062            Sole                     0      0
JSAMEL            -        13        0        0
QUESTCOR PHARMACEUTICALS                     Equity        74835Y101    362      9,635            Sole                     0      0
JSAMEL                    362        0        0
REGENERON PHARMACEUTICALS                    Equity        75886F107    330      2,829            Sole                     0      0
JSAMEL                    330        0        0
SAFEWAY INC CFD                              CFD	   786514208      0      7,979            Sole                     0      0
JSAMEL                      0        0        0
SCHULMAN (A.) INC                            Equity        808194104    436     16,143            Sole                     0      0
JSAMEL                    436        0        0
SEAGATE TECHNOLOGY                           Equity                     325     12,061            Sole                     0      0
JSAMEL                    325        0        0
SLM CORP                                     Equity        78442P106     24      1,527            Sole                     0      0
JSAMEL                     24        0        0
SLM CORP CFD                                 CFD	   78442P106    -15     23,029            Sole                     0      0
JSAMEL            -        15        0        0
SMITHFIELD FOODS INC                         Equity        832248108    406     18,409            Sole                     0      0
JSAMEL                    406        0        0
SOLUTIA INC                                  Equity        834376501  1,453     52,000            Sole                     0      0
JSAMEL                  1,453        0        0
SOLUTIA INC CFD                              CFD	   834376501     27     44,000            Sole                     0      0
JSAMEL                     27        0        0
SPDR BARCLAYS CAPITAL HIGH                   ETF	   78464A417    996     25,300            Sole                     0      0
JSAMEL                    996        0        0
SUPERVALU INC                                Equity        868536103    402     70,317            Sole                     0      0
JSAMEL                    402        0        0
SYMETRA FINANCIAL CORP CFD                   CFD   	   87151Q106      5     31,894            Sole                     0      0
JSAMEL                      5        0        0
TAL INTERNATIONAL GROUP INC                  Equity        874083108    420     11,443            Sole                     0      0
JSAMEL                    420        0        0
TALEO CORP-CLASS A                           Equity        87424N104    696     15,146            Sole                     0      0
JSAMEL                    696        0        0
TECH DATA CORP CFD                           CFD	   878237106      0      7,683            Sole                     0      0
JSAMEL                      0        0        0
TEMPUR-PEDIC INTERNATIONAL                   Equity        88023U101    388      4,600            Sole                     0      0
JSAMEL                    388        0        0
TEXAS CAPITAL BANCSHARES INC                 Equity        88224Q107    383     11,060            Sole                     0      0
JSAMEL                    383        0        0
TORCHMARK CORP                               Equity        891027104     25        506            Sole                     0      0
JSAMEL                     25        0        0
TPC GROUP INC                                Equity        89236Y104    245      5,535            Sole                     0      0
JSAMEL                    245        0        0
UNITED RENTALS INC                           Equity        911363109  1,158     26,989            Sole                     0      0
JSAMEL                  1,158        0        0
UNIVERSAL CORP/VA                            Equity        913456109    513     11,001            Sole                     0      0
JSAMEL                    513        0        0
WALTER ENERGY INC                            Equity        93317Q105    391      6,600            Sole                     0      0
JSAMEL                    391        0        0
WATERS CORP                                  Equity        941848103    189      2,044            Sole                     0      0
JSAMEL                    189        0        0
WELLCARE HEALTH PLANS INC CFD                CFD	   94946T106    108      5,077            Sole                     0      0
JSAMEL                    108        0        0
WESTERN UNION CO                             Equity        959802109    755     42,900            Sole                     0      0
JSAMEL                    755        0        0
YAHOO! INC                                   Equity        984332106    837     55,000            Sole                     0      0
JSAMEL                    837        0        0

REPORT SUMMARY             90   DATA RECORDS     $52,681